ACQUISITIONS (Pro forma Results of Operations) (Details) - Steel Media [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pro forma Results of Operations
Revenue	$ 12,558,030	$ 11,349,864
Net loss	$ (4,004,445)	$ (1,417,778)
Net loss per share	$ (0.18)	$ (0.10)
Revenue of acquiree since the acquisition date included in the consolidated statement of operations	$ 1,896,000
Earnings of acquiree since the acquisition date included in the consolidated statement of operations	$ 490,000